Income Tax - Summary of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 824	$ 1,152	$ 1,123
Accrued Receivables
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	353	946	900
Other
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 471	$ 206	$ 223